Average Annual Total Returns - FidelityNewMillenniumFund-RetailPRO - FidelityNewMillenniumFund-RetailPRO - Fidelity New Millennium Fund	Jan. 29, 2025
Fidelity New Millennium Fund | Return Before Taxes
Average Annual Return:
Past 1 year	28.83%
Past 5 years	15.81%
Past 10 years	12.56%
Fidelity New Millennium Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	27.73%
Past 5 years	14.32%
Past 10 years	10.60%
Fidelity New Millennium Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	17.81%
Past 5 years	12.35%
Past 10 years	9.64%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%